Label	Element	Value
Osterweis Strategic Income Fund | MSILF Treasury Securities Portfolio - Class Institutional
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Osterweis Strategic Income Fund | Federated Hermes US Treasury Cash Reserves - Class Institutional
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Osterweis Strategic Income Fund | Lyft, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Osterweis Strategic Income Fund | American Airlines, Inc./AAdvantage Loyalty IP Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Osterweis Strategic Income Fund | OneMain Finance Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Osterweis Strategic Income Fund | Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Osterweis Strategic Income Fund | Airbnb, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Osterweis Strategic Income Fund | United Natural Foods, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Osterweis Strategic Income Fund | Wells Fargo & Co.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Osterweis Strategic Income Fund | Cable One, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%